Financial instruments (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) warrant Tonne Ounce $ / lb $ / shares $ / OZ $ / Tonne	Dec. 31, 2017 USD ($) Tonne Ounce $ / lb $ / OZ $ / Tonne	Jan. 01, 2017 USD ($)
Statements [Line Items]
Tonnes of copper fixed for floating swaps | Tonne	29,950	34,500
Average price recorded for copper fixed for floating swaps | $ / lb	2.77	3.10
Tonnes of zinc forward sales contracts | Tonne	2,925	2,808
Tonnes of copper contracts awaiting final provisional pricing | Tonne	30,519	38,027
Tonnes of zinc contracts awaiting final provisional pricing | Tonne	199	6,412
Ounces of gold contracts awaiting final provisional pricing | Ounce	15,528	24,553
Ounces of silver contracts awaiting final provisional pricing | Ounce	96,646	172,886
Average price recorded for copper contracts subject to final settlement | $ / lb	2.69	3.29
Average price recorded for zinc contracts subject to final settlement | $ / lb	1.13	1.51
Average price recorded for gold contracts subject to final settlement | $ / OZ	1,279	1,309
Average price recorded for silver contracts subject to final settlement | $ / OZ	15.45	17.10
Derivative financial assets	$ 6,628	$ 2,841	$ 3,397
Derivative financial liabilities	2,634	16,140	10,682
Aggregate fair value of other embedded derivatives	7,201	1,533	86
Prepayment option - embedded derivative	$ 3,664	$ 3,980	4,430
Warrants issued, acquisition | warrant	22,391,490
Warrants issued, acquisition, exercise price | $ / shares	15.00
Deposits and other investments with Schedule 1 Canadian banks, as a percentage of total cash and cash equivalents	74.00%	97.00%
Percentage of entity's trade receivables that are insured	95.00%	75.00%
Percentage of receivables that represent largest customers	78.00%	77.00%
Bottom of range [Member]
Statements [Line Items]
Range of zinc forward sales contracts prices | $ / Tonne	2,400	2,534
Top of range [Member]
Statements [Line Items]
Range of zinc forward sales contracts prices | $ / Tonne	3,203	3,292
Copper fixed for floating swaps [Member]
Statements [Line Items]
Derivative financial assets	$ 4,171
Derivative financial liabilities		$ 13,786	8,657
Non-hedge derivative zinc contracts [Member]
Statements [Line Items]
Derivative financial assets		487	1,372
Derivative financial liabilities	177
Provisional pricing - copper and zinc [Member]
Statements [Line Items]
Derivative financial assets		17,427	12,538
Derivative financial liabilities	6,351
Provisional Pricing Other Embedded Derivatives Member
Statements [Line Items]
Aggregate fair value of other embedded derivatives		1,533	$ 86
Pampacancha Delivery Obligation [Member]
Statements [Line Items]
Aggregate fair value of other embedded derivatives	$ 7,201